Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Global Medium-Term Notes, Series A
Amount Registered | shares	1,474
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 1,474,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 203.56
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), was originally deferred in accordance with Rule 456(b) under the Securities Act.